Cover	Jan. 28, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Current Report on Form 8-K/A (this “Amendment”) amends the Current Report on Form 8-K (the “Original Form 8-K”) filed by Treasure Global Inc., a Delaware corporation, with the Securities and Exchange Commission (the “Commission”) on February 3, 2026. This Amendment is being filed as an exhibit-only filing to file the legal opinion of Sichenzia Ross Ference Carmel LLP (the “Legal Opinion”) as Exhibit 5.1 and the consent contained therein as Exhibit 23.1. Accordingly, this Amendment consists only of the facing page, this explanatory note, Item 9 of the Current Report on Form 8-K, the signature page to the Current Report on Form 8-K and the Legal Opinion (filed herewith as Exhibit 5.1 and the consent contained in the Legal Opinion filed Exhibit 23.1). This Amendment does not modify any of the content of Item 1.01 of the Original Form 8-K which is hereby omitted.
Document Period End Date	Jan. 28, 2026
Entity File Number	001-41476
Entity Registrant Name	TREASURE GLOBAL INC
Entity Central Index Key	0001905956
Entity Tax Identification Number	36-4965082
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	276 5th Avenue
Entity Address, Address Line Two	Suite 704 #739
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	+6012
Local Phone Number	643 7688
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001 per share
Trading Symbol	TGL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false